Schedule of Compensation Options (Details) (Parenthetical) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
March 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options grant fair value	$ 111,971	$ 111,971	$ 111,971